INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

13.          INCOME TAXES

AirNet is a tax-exempted company incorporated in the Cayman Islands.

Broad Cosmos is tax-exempted company incorporated in the British Virgin Islands.

AN China did not have any assessable profits arising in or derived from Hong Kong for the years ended December 31, 2017, 2018 and 2019, and accordingly no provision for Hong Kong Profits Tax was made in these years. According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, form April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HK$2.0 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations and 7.5% (half of the standard rate) for unincorporated businesses (mostly partnerships and sole proprietorships). Assessable profits above HK$2.0 million will continue to be subject to the rate of 16.5% for corporations and standard rate of 15% for unincorporated businesses. AN China is qualified to elect the tax rate of 8.25% as it has no assessable profit in 2018 and has a small profit in 2019.

The Group’s subsidiaries in the PRC are all subject to PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws and regulations. The EIT rate for the Group’s operating in PRC was 25% with the following exceptions.

Chuangyi Technology qualified for the High and New-Tech Enterprise ("HNTE") and maintained the status that would allow for a reduced 15% tax rate under EIT Law from year 2006 to 2017. Hence, Chuangyi Technology was subject to an EIT rate of 15%,  25% and 25% in 2017, 2018, and 2019, respectively.

Wangfan Linghang qualified for the HNTE at the end of 2017 and entitled to an EIT rate of 15%, expiring on December 26,2020.

Air Esurfing qualified for the HNTE in 2018 and entitled to an EIT rate of 15%, expiring on September 10, 2021.

Income tax expenses are as follows:

	For the years ended December 31,
	2017	2018	2019

Income tax expenses:
Current	$633	$150	$691
Deferred	—	—	—
	$633	$150	$691

The principal components of the Group’s deferred income tax assets are as follows:

	As of December 31,
	2018	2019
Deferred tax assets:
Allowance for doubtful accounts	$14,173	$15,341
Amortization of intangible assets	232	93
Net operating loss carry forwards	67,865	44,350
Excess marketing and advertising expense (15%)	12	54
Impairment on inventory	—	80
Total deferred tax assets	82,282	59,918

Valuation allowance	(82,282)	(59,918)

Total deferred tax assets, net	$—	$—

The valuation allowance provided as of December 31, 2017, 2018 and 2019 relates to the deferred tax assets generated by the Group’s VIEs. The Group periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes that either it is more likely than not that the deferred tax assets for these entities will not be realized as it does not expect to generate sufficient taxable income in future, or the amount involved is not significant. The Group’s subsidiaries in the PRC had total net operating loss carry forwards approximately of $193,633 as of December 31, 2019. The net operating loss carry forwards for the PRC subsidiaries will expire on various dates through year 2024.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2017	2018	2019

Net loss before provision for income taxes	$(178,548)	$(93,269)	$(33,213)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(44,637)	(23,317)	(8,303)

Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	91	132	96
Tax effect of impairment loss on property and equipment and intangible assets	12,539	302	—
Tax effect of unrealized net operating loss	—	—	30,854
Tax effect of other permanent differences	2,482	4,913	(1,118)
Changes in valuation allowance	28,815	17,080	(22,364)
Effect of preferential tax rates granted to PRC entities	670	689	1,215
Effect of income tax rate difference in other jurisdictions	673	351	311

Income tax expenses	$633	$150	$691

Effective tax rates	(0.4)%	(0.2)%	(2.1)%

A valuation allowance was provided against deferred tax assets in entities where it was determined, it was more likely than not that the benefits of the deferred tax assets will not be realized. The Group had deferred tax assets which consisted of tax loss carry-forwards, accruals and reserves which can be carried forward to offset future taxable income. Management determined it is more likely that deferred tax assets could not be utilized, so a full valuation allowance was provided as of December 31, 2018 and 2019. The net valuation allowance increased by $28,815 and $17,080 during the years ended December 31, 2017 and 2018, respectively, and decreased by $22,364 during the year ended December 31,2019.

In 2018, the Group incurred penalties of $4,324 related to underpayment or delayed payment for income tax expense of previous years. The tax penalty of $2,664 is charged for one-year delay of income tax payment of 2015 rising from the gain on transferring 75% equity of AM Advertising and the tax penalty of $1,660 is charged for the unpaid income tax expense of 2016 for the deduction of bad debt allowance from taxable income before tax without chasing up for debt and filing a special declaration of loss in asset. The Group accrued $12,725 on this according to USGAAP as of December 31, 2015, so that there was unpaid tax payable of $11,065 as of December 31, 2018 and 2019 after the Group paid off the total penalties in 2018. The Group assessed that the unpaid tax liability was considered an uncertain tax position as of December 31, 2018 and 2019 as it is not more likely than not to be sustained on audit if the tax authorities were to re-examine this position. As this tax position occurred in the 2016 tax filing, the statute of limitations will expire as of December 31, 2020. If there is no tax examination by the end of 2020, the uncertain tax position will be eliminated as a result of the lapse of the applicable statute of limitations.

The rollforward of uncertain tax position is as follows:

	As December 31,
	2017	2018	2019

Unrecognized tax benefits, beginning of year	$12,725	$12,725	$11,065
Reductions related to settlement of tax matters	—	(1,660)	—
Unrecognized tax benefits, end of year	12,725	11,065	11,065

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2019, the Group had $11,065 of unrecognized tax benefits that if recognized would affect the annual effective tax rate. The Group believes that it is reasonably possible that a decrease of $11,065 in unrecognized tax benefits may occur over the next twelve months due to a lapse of the applicable statute of limitations.

The Group incurred penalties of nil,  $4,324 and nil related to underpayment or delayed payment for income tax expense for the years ended December 31, 2017, 2018 and 2019. As of December 31, 2018, all the penalties in 2018 have been paid off. For years ending December 31, 2017, 2018 and 2019, the Group recognized no interest expense related to unrecognized tax benefits. The Group is not currently under examination by any income taxing authority, nor has it been notified of an impending examination. As of December 31, 2019, tax years 2015 to present are subject to examination by the tax authorities.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. New EIT Law includes a provision specifying that legal entities organized outside of China will be considered residents for Chinese income tax purposes if the place of effective management or control is within China. The Implementation Rules to the new EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within China. Additional guidance is expected to be released by the Chinese government in the near future that may clarify how to apply this standard to tax payers. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that its legal entities organized outside of China should be treated as residents for new EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

However, the Company’s subsidiaries located in the PRC were in a loss position and had accumulated deficit as of December 31,2019, and the tax basis for the investment was greater than the carrying value of this investment. A deferred tax asset should be recognized for this temporary difference only if it is apparent that the temporary difference will reverse in the foreseeable future. Absent of evidence of a reversal in the foreseeable future, no deferred tax asset for such temporary difference was recorded. The Company did not record any tax on any of the undistributed earnings because the relevant subsidiaries do not intend to declare dividends and the Company intends to permanently reinvest it within the PRC.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre-January 1, 2008 retained earnings will not be subject to the withholding tax.